Note 7 - Commitments and Contingencies (Details Textual) $ in Millions	Jun. 30, 2021 USD ($)
Future Gross Minimum Revenues Under Non-cancellable Time Charter Agreements	$ 100.9
Future Gross Minimum Revenues Under Non-cancellable Time Charter Agreements, Due in Rolling Year One	60.4
Future Gross Minimum Revenues Under Non-cancellable Time Charter Agreements, Due in Rolling Year Two	29.4
Future Gross Minimum Revenues Under Non-cancellable Time Charter Agreements, Due in Rolling Year Three	10.1
Future Gross Minimum Revenues Under Non-cancellable Time Charter Agreements, Due in Rolling Year Four	$ 1.0
Eco Design Fuel Efficient Containerships [Member]
Number of Vessels Under Construction	2
Construction of Vessels, Amount to Be Financed with a Combination of Debt and Equity	$ 76.0
Construction of Vessel, Future Minimum Payments Due, Next Twelve Months	19.0
Construction of Vessel, Future Minimum Payments Due in Two Years	$ 57.0